Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Earnings Per Ordinary Share
Continuing and total operations	2018	2017 Restated	2016 Restated
Basic earnings per ordinary share
Profit available for equity holders ($m)	351	540	456
Basic weighted average number of ordinary shares (millions)	190	193	212
Basic earnings per ordinary share (cents)	184.7	279.8	215.1

Diluted earnings per ordinary share
Profit available for equity holders ($m)	351	540	456
Diluted weighted average number of ordinary shares (millions)	192	194	214
Diluted earnings per ordinary share (cents)	182.8	278.4	213.1

Adjusted earnings per ordinary share
Profit available for equity holders ($m)	351	540	456
Adjusting items:
System Fund revenues and expenses ($m)	146	34	(35)
Interest attributable to the System Fund ($m) (note 7)	(19)	(13)	(7)
Tax attributable to the System Fund ($m)	0	3	1
Exceptional items before tax ($m) (note 6)	104	(4)	29
Tax on exceptional items ($m) (note 6)	(22)	2	(12)
Exceptional tax ($m) (note 6)	(5)	(90)	—

Adjusted earnings ($m)	555	472	432
Basic weighted average number of ordinary shares (millions)	190	193	212
Adjusted earnings per ordinary share (cents)	292.1	244.6	203.8

Adjusted diluted earnings per ordinary share
Adjusted earnings ($m)	555	472	432
Diluted weighted average number of ordinary shares (millions)	192	194	214
Adjusted diluted earnings per ordinary share (cents)	289.1	243.3	201.9

	2018 millions	2017 millions	2016 millions
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	190	193	212
Dilutive potential ordinary shares	2	1	2

	192	194	214